Goldman Sachs Small Cap Growth Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class A C Inst Inv R6 Shares [Member] | Goldman Sachs Small Cap Growth Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	21.66%	18.94%	(28.72%)	8.63%	54.55%